UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-22888

Wildermuth Endowment Fund

(Exact name of registrant as specified in charter)

818 A1A Hwy, Suite 301

Ponte Vedra Beach, Florida 32082

(Address of principal executive offices) (Zip code)

Daniel Wildermuth

Wildermuth Advisory, LLC

818 A1A Hwy, Suite 301

Ponte Vedra Beach, Florida 32082

(Name and address of agent for service)

COPIES TO:

John H. Grady

Practus, LLP

1062 East Lancaster Avenue, Suite 15-A

Rosemont, PA 19010

(484) 730-8535

Registrant's telephone number, including area code: (678) 222-1100

Date of fiscal year end: December 31

Date of reporting period: June 30, 2020

Item 1. Reports to Stockholders.

SEMI-ANNUAL REPORT

June 30, 2020

WWW.WILDERMUTHENDOWMENTFUND.COM ● 1-888-445-6032 ●
DISTRIBUTED BY WILDERMUTH SECURITIES, LLC AND
UMB DISTRIBUTION SERVICES, LLC (MEMBERS OF FINRA)

Wildermuth Endowment Fund

Table of Contents
Rule 30e-3 Notice for Delivery of Shareholder Reports	2
Portfolio Review	3
Portfolio Composition	5
Schedule of Investments	6
Statement of Assets and Liabilities	13
Statement of Operations	14
Statements of Changes in Net Assets	15
Statement of Cash Flows	17
Financial Highlights	18
Notes to Financial Statements	21
Additional Information	39

Wildermuth Endowment Fund Optional Delivery of Shareholder Reports Notice

Dear Wildermuth Endowment Fund Shareholder:

The Wildermuth Endowment Fund (the “Fund”) is a closed-end fund registered with the Securities and Exchange Commission (the “Commission”) under the Investment Company Act of 1940, as amended, and operates as an “interval fund” thereunder. The Fund is obligated to provide each of its shareholders with paper copies of its annual and semi-annual reports.

In June 2018, the Commission approved of a new, optional “notice and access” method for delivery of annual and semi-annual shareholder reports to investors in certain registered investment funds.

Under new Rule 30e-3 (the “Rule”), funds may deliver their annual and semi-annual shareholder reports by making them publicly accessible on a website, free of charge, and sending investors a paper notice of the availability of each report by mail. Investors who prefer to receive the full shareholder reports in paper form may, at any time, choose that option free of charge.

Please be advised that the Fund intends to rely on the new Rule 30e-3.

You are receiving this notice now because the Fund may elect to rely on the Rule as of January 1, 2021, and funds must provide notice to shareholders at least two (2) years prior to relying on the Rule.

Under the circumstances, this notice would permit the Fund to mail notices to shareholders instead of mailing paper forms of its annual and semi-annual reports as early as two (2) years from the date of the original notice that was mailed to shareholders on March 1, 2019 for the December 31, 2018 annual report.

Sincerely,

Daniel Wildermuth
Wildermuth Endowment Fund

Wildermuth Endowment Fund Portfolio Review June 30, 2020 (Unaudited)

The Fund’s performance figures* for each of the periods ended June 30, 2020, compared to its benchmarks:

	Five Years	Three Years	One Year	Annualized Since Inception[1]
Class A	5.67%	5.53%	0.30%	7.75%
Class A with Load[2]	4.37%	3.39%	(5.48)%	6.54%
S&P 500® Total Return Index**	10.73%	10.73%	7.51%	9.96%
Bloomberg Barclays U.S. Aggregate Bond Index***	4.30%	5.32%	8.74%	3.89%

	Three Years	One Year	Annualized Since Inception[3]
Class C	4.75%	(0.41)%	6.98%
Class C with Sales Charge[4]	4.75%	(1.39)%	6.98%
S&P 500® Total Return Index**	10.73%	7.51%	12.73%
Bloomberg Barclays U.S. Aggregate Bond Index***	5.32%	8.74%	4.43%

	Three Years	One Year	Annualized Since Inception[5]
Class I	5.94%	0.61%	5.85%
S&P 500® Total Return Index**	10.73%	7.51%	10.82%
Bloomberg Barclays U.S. Aggregate Bond Index***	5.32%	8.74%	5.25%

[1]	The Class A inception date was December 31, 2014.

[2]	Calculated using a maximum sales load. The maximum sales load was 6.00% from the Class A inception date through October 19, 2017. Effective October 20, 2017 the maximum sales load is 5.75%.

[3]	The Class C inception date was March 14, 2016.

[4]	Class C shares are subject to a Contingent Deferred Sales Charge of 1.00% on any shares redeemed within 365 days of purchase.

[5]	The Class I inception date was April 28, 2017.

*

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Class A has a total annual operating expense of 3.98%, Class C has a total annual operating expense of 4.73%, and Class I has a total annual operating expense of 3.73%, per the prospectus dated May 1, 2019.

**	The S&P 500® Total Return Index is an unmanaged market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index.

***

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-through securities), ABS, and CMBS. Investors cannot invest directly in an index.

Wildermuth Endowment Fund Portfolio Review - Continued June 30, 2020 (Unaudited)

Holdings by type of Investment	% of Net Assets	* Represents less than 0.4% of net assets.
Public Equities	12.2%
Exchange Traded Funds	7.0
Commodity & Natural Resource Investments	1.9
Direct Private Equity	37.3
Direct Real Estate	6.6
Hedge Funds	3.3
Private Equity Debt	5.1
Private Equity Funds	6.9
Private Real Estate Investments	10.0
Public Real Estate Investments	0.3
Real Estate Loans	2.3
Warrants	0.7
Short-Term Investments	4.8
Other Assets and Liabilities	1.6
	100.0%

Please refer to the Schedule of Investments in this Semi-Annual Report for detailed analysis of the Fund’s Holdings.

Wildermuth Endowment Fund Portfolio Composition June 30, 2020 (Unaudited)

Country of Investment	Fair Value	% of Net Assets
Australia	$300,164	0.2%
Belgium	414,670	0.2
Bermuda	471,532	0.2
Canada	1,077,873	0.6
France	2,149,952	1.2
Germany	366,448	0.2
Ireland	9,590,256	5.4
Japan	1,227,238	0.7
Luxembourg	4,551,860	2.5
Netherlands	325,260	0.2
New Zealand	500,000	0.3
Singapore	745,786	0.4
Spain	138,612	0.1
Switzerland	473,196	0.3
United Kingdom	670,556	0.4
United States	152,172,955	85.5
Other Assets & Liabilities, net	2,843,912	1.6
	$178,020,270	100.0%

Wildermuth Endowment Fund Schedule of Investments June 30, 2020 (Unaudited)

Interests, Shares, Principal Amount, or Units		Fair Value
	PUBLIC EQUITIES — 12.2%
	ADVERTISING — 0.3%
184,413	National CineMedia, Inc.	$547,707

	AIRLINES — 0.5%
35,000	Delta Air Lines, Inc.	981,750

	APPAREL — 0.2%
538	Kering	292,595

	BANKS — 0.1%
3,970	Bank of New York Mellon Corp.	153,440

	BEVERAGES — 0.2%
1,938	Pernod Ricard SA	304,826

	BIOTECHNOLOGY — 0.6%
1,043	CSL, Ltd.	206,101
1,365	Regeneron Pharmaceuticals, Inc.(a)	851,282
		1,057,383
	BUILDING MATERIALS — 0.1%
4,422	LafargeHolcim, Ltd.(a)	193,707

	CHEMICALS — 0.0%
700	FMC Corp.	69,734

	COMMERCIAL SERVICES — 1.0%
2,300	FleetCor Technologies, Inc.(a)	578,519
15,046	McMillan Shakespeare, Ltd.	94,064
3,207	S&P Global, Inc.	1,056,642
977	Wirecard AG	6,287
		1,735,512
	COSMETICS/PERSONAL CARE — 0.6%
9,240	Procter & Gamble Co.	1,104,827

	DISTRIBUTION/WHOLESALE — 0.3%
27,674	Inchcape PLC	167,556
15,593	Triton International, Ltd.	471,532
		639,088
	DIVERSIFIED FINANCIAL SERVICES — 0.5%
7,985	LPL Financial Holdings, Inc.	626,024
46,619	Mitsubishi UFJ Lease & Finance Co., Ltd.	220,380
		846,404

See accompanying notes to financial statements.

Wildermuth Endowment Fund Schedule of Investments - Continued June 30, 2020 (Unaudited)

Interests, Shares, Principal Amount, or Units		Fair Value
	PUBLIC EQUITIES (CONTINUED)
	ELECTRIC — 0.3%
15,000	Clearway Energy, Inc. - Class A	$314,550
14,300	Clearway Energy, Inc. - Class C	329,758
		644,308
	ELECTRONICS — 0.0%
3,860	nVent Electric PLC	72,298

	ENERGY-ALTERNATE SOURCES — 0.2%
27,642	TransAlta Renewables, Inc.	296,106

	ENGINEERING & CONSTRUCTION — 0.2%
5,500	ACS Actividades de Construccion y Servicios SA	138,612
9,400	HomeServe PLC	151,575
		290,187
	FOOD — 0.5%
975	JM Smucker Co.	103,165
4,030	Mondelez International, Inc. - Class A	206,054
7,920	Sysco Corp.	432,907
1,150	TreeHouse Foods, Inc.(a)	50,370
1,066	Tyson Foods, Inc. - Class A	63,651
		856,147
	HEALTHCARE-SERVICES — 0.1%
3,380	Fresenius SE & Co. KGaA	167,481

	HOME FURNISHINGS — 0.2%
5,930	Sony Corp., ADR	409,941

	INTERNET — 2.0%
546	Alphabet, Inc. - Class A(a)	774,255
450	Amazon.com, Inc.(a)	1,241,469
16,140	eBay, Inc.	846,543
3,536	Facebook, Inc. - Class A(a)	802,920
		3,665,187
	MACHINERY-CONSTRUCTION & MINING — 0.2%
22,255	Mitsubishi Electric Corp.	288,695

	MACHINERY-DIVERSIFIED — 0.1%
1,025	AGCO Corp.	56,847
394	Deere & Co.	61,917
		118,764
	MEDIA — 0.2%
30,000	TEGNA, Inc.	334,200

See accompanying notes to financial statements.

Wildermuth Endowment Fund Schedule of Investments - Continued June 30, 2020 (Unaudited)

Interests, Shares, Principal Amount, or Units		Fair Value
	PUBLIC EQUITIES (CONTINUED)
	MINING — 0.2%
14,000	Kinross Gold Corp.(a)	$101,080
1,075	Rio Tinto PLC, ADR	60,394
2,810	Teck Resources, Ltd.	29,280
39,053	Yamana Gold, Inc.	213,229
		403,983
	MISCELLANEOUS MANUFACTURING — 0.1%
17,040	General Electric Co.	116,383

	OIL & GAS — 0.1%
68,500	QEP Resources, Inc.	88,365
475	Royal Dutch Shell PLC, Class A, ADR	15,528
1,000	Suncor Energy, Inc.	16,860
		120,753
	PHARMACEUTICALS — 0.8%
6,220	Dechra Pharmaceuticals PLC	218,734
4,082	Johnson & Johnson	574,052
3,200	Novartis AG, ADR	279,488
2,491	UCB SA	288,434
		1,360,708
	PIPELINES — 0.3%
2,000	CNX Midstream Partners LP	13,300
10,220	Enable Midstream Partners LP	47,830
13,850	Enbridge, Inc.	421,317
1,716	Genesis Energy LP	12,390
888	Phillips 66 Partners LP	32,003
		526,840
	REAL ESTATE — 0.1%
2,000	Atenor	126,235

	REITS — 0.1%
41,123	VEREIT, Inc. - REIT	264,421

	RETAIL — 0.1%
7,520	Wendy’s Co.	163,786

	SEMICONDUCTORS — 1.7%
2,363	Broadcom, Ltd.	745,786
16,346	Intel Corp.	977,981
2,716	NXP Semiconductors NV	309,733
8,840	Qorvo, Inc.(a)	977,085
		3,010,585

See accompanying notes to financial statements.

Wildermuth Endowment Fund Schedule of Investments - Continued June 30, 2020 (Unaudited)

Interests, Shares, Principal Amount, or Units		Fair Value
	PUBLIC EQUITIES (CONTINUED)
	SOFTWARE — 0.1%
1,380	SAP SE	$192,679

	TELECOMMUNICATIONS — 0.2%
11,538	NTT DOCOMO, Inc.	308,222

	TOTAL PUBLIC EQUITIES (Cost $19,932,841)	21,664,882

	EXCHANGE TRADED FUNDS — 7.0%
	COMMODITY FUND — 1.2%
12,500	SPDR Gold Shares(a)	2,092,125

	DEBT FUNDS — 0.3%
15,720	Invesco International Corporate Bond	421,170
1,618	iShares iBoxx High Yield Corporate Bond	132,061
		553,231
	EQUITY FUNDS — 5.5%
44,389	Emerging Markets Internet and Ecommerce	2,073,410
37,354	iShares MSCI Brazil	1,074,301
36,530	iShares MSCI India	1,060,101
28,850	iShares MSCI Indonesia	519,300
34,400	iShares MSCI Malaysia	867,224
36,756	iShares MSCI Taiwan	1,478,326
51,512	VanEck Vectors Russia	1,068,874
17,000	WisdomTree China ex-State-Owned Enterprises Fund	1,631,317
		9,772,853

	TOTAL EXCHANGE TRADED FUNDS (Cost $12,296,850)	12,418,209

	COMMODITY & NATURAL RESOURCE INVESTMENTS — 1.9%
953	Casillas Petroleum Resource Partners, LLC(b)(c)(d)(e)(f)	523,991
1,876,034	CM Funding, LLC(b)(c)(d)(e)(f)	856,643
—	Kayne Anderson Energy Fund VII LP(c)(e)(g)	669,374
2,080,000	Thunder Investment Partners, LLC(b)(c)(d)(e)(f)	1,317,845
	TOTAL COMMODITY & NATURAL RESOURCE INVESTMENTS (Cost $6,782,345)	3,367,853

	DIRECT PRIVATE EQUITY — 37.3%
41,751	Affinity Beverages, LLC(c)(d)(e)	174,999
684	Atlas Fintech Holdings Corp. - Class A Share Interests(b)(c)(d)(e)(f)	3,883,393
2,500	Clear Guide Medical, Inc. - Series A Preferred Stock(b)(c)(d)(e)(f)	4,227,826
134,898	Clear Guide Medical, Inc. - Series A-2 Preferred Stock(b)(c)(d)(e)(f)	815,870
770,489	Clear Guide Medical, Inc. - Series A-3 Preferred Stock(b)(c)(d)(e)(f)	4,316,417
1,543,074	Clearsense, LLC - Class C Preferred Shares(b)(c)(d)(e)(f)	12,888,820
280,200	Content Management Live, LLC(b)(c)(d)(e)(f)	250,000

See accompanying notes to financial statements.

Wildermuth Endowment Fund Schedule of Investments - Continued June 30, 2020 (Unaudited)

Interests, Shares, Principal Amount, or Units		Fair Value
	DIRECT PRIVATE EQUITY (CONTINUED)
4,711,751	DSI Digital, LLC - Series A Convertible Preferred Units(b)(c)(d)(e)(f)	$15,430,478
6,785,282	GigaPro, Inc. - Common Units(b)(c)(d)(e)(f)	10,048,084
1,288,103	GigaPro, Inc. - Series Seed-2 Preferred Units(b)(c)(d)(e)(f)	1,850,803
—	Level ATI HoldCo, LLC - Class A(b)(c)(d)(e)(f)	2,506,886
3,500,000	Metro Diner, LLC - Series B Units(c)(d)(e)(f)	2,730,000
1,880,968	Metro Diner, LLC - Series II Common Units(c)(d)(e)(f)	1,351,479
635,838	Waratek, Ltd. - Series B-1(b)(c)(d)(e)(f)	2,575,558
756,826	Waratek, Ltd. - Series B-2(b)(c)(d)(e)(f)	3,352,496
—	WG Pitts Caribbean, LLC - Common Units(b)(c)(d)(e)(f)	—
	TOTAL DIRECT PRIVATE EQUITY (Cost $39,505,784)	66,403,109

	DIRECT REAL ESTATE — 6.6%
—	Brookwood SFL Investor Co-Investment Vehicle, LLC(b)(c)(e)	1,557,869
439,716	Dog Wood Park of Northeast Florida, LLC(b)(c)(d)(e)(f)	372,192
1,741,602	GT Operating Company, Inc.(b)(c)(d)(e)	1,741,602
400,000	Hauiki Hui, LLC(b)(c)(d)(e)(f)	230,672
1,800,000	LaGrange Senior Living, LLC - Class A Interests(b)(c)(d)(e)	1,800,000
—	Polara Builder II, LLC(b)(c)(d)(e)(f)	4,592,873
—	RS17 Rexburg Preferred, LLC - Series A Preferred Interests(b)(c)(d)(e)(f)	1,547,504
	TOTAL DIRECT REAL ESTATE (Cost $10,226,349)	11,842,712

	HEDGE FUNDS — 3.3%
—	Altegris Millennium Fund LP(c)(e)(g)(i)	1,128,367
—	CRC Bond Opportunity Trading Fund LP(c)(e)(g)(i)	2,584,001
—	EJF Trust Preferred Fund LP(c)(e)(g)(i)	713,571
—	Rosebrook Opportunities Fund LP(b)(c)(e)(g)(i)	1,516,893
	TOTAL HEDGE FUNDS (Cost $5,586,348)	5,942,832

	PRIVATE EQUITY DEBT — 5.1%
$1,974,366	Aetius Intermediate Company, LLC, LIBOR 1 Month + 9.50%, 12/20/2023(c)(d)(e)(j)	1,974,366
264,412	EJF Trust Preferred Master Fund LP, 16.00%, 4/16/2022(c)(d)(e)(g)(i)	264,412
1,500,000	Sequin, Inc. - Convertible Note, 8.00%, 6/28/2022(b)(c)(d)(e)	1,500,000
500,000	The Work Shop Limited T/A RIP Global - Convertible Note, 10.00%, 5/22/2022(b)(c)(d)(e)	500,000
2,191,374	Waratek, Ltd. - Convertible Note, 12.00%, 3/25/2021(b)(c)(d)(e)(f)	2,955,549
2,000,000	WG Pitts Caribbean, LLC - Promissory Note, 10.00%, 10/12/2020(b)(c)(d)(e)(f)(h)	1,815,745
	TOTAL PRIVATE EQUITY DEBT (Cost $8,004,113)	9,010,072

	PRIVATE EQUITY FUNDS — 6.9%
—	Abbott Secondary Opportunities LP(c)(e)(g)(i)	1,451,688
—	Auda Capital SCS SICAV SIF - Auda Asia Secondary Fund(c)(e)(g)(i)	2,209,414
—	Committed Advisors Secondary Fund III(c)(e)(g)(i)	1,552,531
—	EJF Sidecar Fund, Series LLC - Small Financial Equities Series(c)(e)(g)(i)	710,779
10	GPB Automotive Portfolio LP(c)(d)(e)(f)(g)	155,838

See accompanying notes to financial statements.

Wildermuth Endowment Fund Schedule of Investments - Continued June 30, 2020 (Unaudited)

Interests, Shares, Principal Amount, or Units		Fair Value
	PRIVATE EQUITY FUNDS (CONTINUED)
—	Gravity Ranch Fund I LP(b)(c)(e)(g)(i)	$136,049
—	Greenspring Opportunities V LP(c)(e)(g)(i)	633,028
—	Madryn Health Partners LP(c)(e)(g)(i)	2,104,773
—	PineBridge Secondary Partners IV SLP(c)(e)(g)(i)	1,335,614
—	Star Mountain Diversified Credit Income Fund III LP(c)(e)(g)(i)	921,033
—	Star Mountain Diversified Small Business Access Fund II LP(c)(e)(g)(i)	1,017,926
	TOTAL PRIVATE EQUITY FUNDS (Cost $11,900,760)	12,228,673

	PRIVATE REAL ESTATE INVESTMENTS — 10.0%
95,075	ARCTRUST, Inc.(c)(e)(g)	1,224,541
23,529	Broadstone Net Lease, Inc.(c)(e)(g)	1,929,412
2,423,689	Carlyle Europe Realty Fund, S.C.Sp.(c)(e)(g)(i)	2,342,446
157,812	Cottonwood Residential II, Inc.(c)(e)(g)	3,378,755
—	Cygnus Property Fund V, LLC(b)(c)(e)(g)	1,751,721
—	Harbert Seniors Housing Fund I LP(c)(e)(g)	1,386,013
—	Harbert Seniors Housing Fund II LP(c)(e)(g)	776,645
—	PCG Select Series I, LLC - Series A Preferred Stock(c)(e)(g)	267,029
789	PRISA III Fund LP(c)(e)(g)	1,538,401
—	RRA Credit Opportunity Fund LP(b)(c)(e)(g)	1,476,619
56	Shopoff Land Fund III LP(c)(e)(g)	33,053
702,851	Stonehill Strategic Hotel Credit Opportunity Fund II LP(c)(e)(g)	1,010,349
—	Walton Street Real Estate Fund VIII LP(c)(e)(g)	631,546
	TOTAL PRIVATE REAL ESTATE INVESTMENTS (Cost $16,777,596)	17,746,530

	PUBLIC REAL ESTATE INVESTMENTS — 0.3%
136,771	Highlands REIT, Inc.(c)(e)	49,238
153,283	Inventrust Properties Corp.(c)(e)	481,308
3,330	Phillips Edison Grocery Center(c)(e)	29,136
	TOTAL PUBLIC REAL ESTATE INVESTMENTS (Cost $394,578)	559,682

	REAL ESTATE LOANS — 2.3%
$1,645,229	Airport Center Development Partners, LLC, 10.50%, 4/10/2020(c)(d)(e)(h)	1,645,229
679,962	Park City (PCG), 12.00%, 11/26/2020(c)(d)(e)	679,962
1,851,567	Westgate at Powers, LLC, 12.00%, 6/21/2021(c)(d)(e)	1,851,567
	TOTAL REAL ESTATE LOANS (Cost $3,887,847)	4,176,758

	WARRANTS — 0.7%
100	Atlas Fintech Holdings Corp., Exercise Price $13,000, Expiration Date,12/30/2021(a)(b)(c)(d)(e)(f)	28,435
44	Atlas Fintech Holdings Corp., Exercise Price $14,950, Expiration Date,12/30/2022(a)(b)(c)(d)(e)(f)	7,774
475	Atlas Fintech Holdings Corp., Exercise Price $8,000, Expiration Date,12/30/2021(a)(b)(c)(d)(e)(f)	475,090
1,442	Schweizer RSG, LLC, Exercise Price $112.50, Expiration Date,1/21/2028(a)(c)(d)(e)(f)	1,846
492,610	Waratek, Ltd., Exercise Price 0.01 Euro, Expiration Date,1/22/2028(a)(b)(c)(d)(e)(f)	706,657
	TOTAL WARRANTS (Cost $0)	1,219,802

See accompanying notes to financial statements.

Wildermuth Endowment Fund Schedule of Investments - Continued June 30, 2020 (Unaudited)

Interests, Shares, Principal Amount, or Units		Fair Value
	SHORT-TERM INVESTMENTS — 4.8%
8,595,244	Fidelity Institutional Government Portfolio - Institutional Class, 0.06%(k)	$8,595,244
	TOTAL SHORT-TERM INVESTMENTS (Cost $8,595,244)	8,595,244

	TOTAL INVESTMENTS — 98.4% (Cost $143,890,655)	175,176,358
	Other assets less liabilities — 1.6%	2,843,912
	TOTAL NET ASSETS — 100.0%	$178,020,270

ADR – American Depository Receipt

LIBOR – London Inter-Bank Offered Rate

LLC – Limited Liability Company

LP – Limited Partnership

PLC – Public Limited Company

REIT – Real Estate Investment Trusts

SLP – Special Limited Partnership

(a)	Non-income Producing

(b)	Denotes an investment in an affiliated entity. Please refer to Note 8, Investments in Affiliated Issuers, in the Notes to the Financial Statements.

(c)	Illiquid Security. As of June 30, 2020 these securities amounted to $132,498,023 representing 74.43% of total net assets.

(d)	Level 3 security in accordance with fair value hierarchy.

(e)

Restricted Security. As of June 30, 2020 these securities amounted to $132,498,023 representing 74.43% of total net assets. Please refer to Note 7, Investments in Restricted Securities, in the Notes to the Financial Statements.

(f)

Security fair valued using method determined in good faith by the Fair Value Committee designated by the Board of Trustees. As of June 30, 2020 these securities amounted to $77,422,072 representing 43.49% of total net assets.

(g)	Private Fund. As of June 30, 2020 these securities amounted to $36,851,821 representing 20.70% of total net assets.

(h)	Security is in default.

(i)	Private Investment Company. As of June 30, 2020 these securities amounted to $20,622,525 representing 11.58% of total net assets.

(j)	Denotes a floating rate security. Floating rate securities are securities whose yields vary with a designated market index or market rate.

(k)	Represents the current rate as of June 30, 2020.

See accompanying notes to financial statements.

Wildermuth Endowment Fund Statement of Assets and Liabilities As of June 30, 2020 (Unaudited)

Assets:
Investments in unaffiliated issuers at fair value (cost $82,096,496)	$85,618,004
Investments in affiliated issuers at fair value (cost $61,794,159)	89,558,354
Cash	88
Receivables:
Due from Investment Adviser (Note 4)	1,084,885
Dividends and interest	1,191,673
Prepaid expenses	58,509
Other receivables	665,163
Total assets	178,176,676

Liabilities:
Payables:
Shareholder servicing fees	28,472
Transfer agent fees and expenses	17,594
Fund accounting and administration fees	19,132
Custody fees	4,939
Distribution fees	33,704
Accrued other liabilities	52,565
Total liabilities	156,406
Net Assets	$178,020,270

Net Assets Consist of:
Paid in capital (unlimited shares authorized, 25,000,000 shares registered, no par value)	$154,698,123
Total distributable earnings	23,322,147
Net Assets	$178,020,270

Net Assets:
Class A	$83,477,169
Class C	54,425,869
Class I	40,117,232
Net Assets	$178,020,270

Shares of Beneficial Interest Issued and Outstanding:
Class A shares	6,259,180
Class C shares	4,215,460
Class I shares	2,978,646
Total Shares Outstanding	13,453,286

Net Asset Value, Offering Price and Redemption Proceeds Per Share:(1)
Class A	$13.34
Class C(2)	$12.91
Class I	$13.47
Class A - Maximum offering price per share (Net asset value per share divided by 0.9425)(3)	$14.15

(1)	Redemptions made within 90 days of purchase may be asessed a redemption fee of 2.00%.

(2)	Class C Shares of the Fund are subject to a Contingent Deferred Sales Chare (“CDSC”) of 1.00% on any shares sold within 365 days of purchase.

(3)	Reflects a maximum sales charge of 5.75%.

See accompanying notes to financial statements.

Wildermuth Endowment Fund Statement of Operations For the six months ended June 30, 2020 (Unaudited)

Investment Income:
Interest from unaffiliated issuers	$461,838
Interest from affiliated issuers	456,460
Dividends from unaffiliated issuers (net of foreign withholding taxes of $12,049)	389,247
Dividends from affiliated issuers	382,343
Other income	83,559
Total investment income	1,773,447

Expenses:
Investment Advisory fees (see Note 4)	1,308,346
Distribution fees - Class C	208,770
Legal fees	182,505
Shareholder servicing fees - Class A & Class C	175,255
Accounting and administration servicing fees	151,788
Transfer agent fees	124,830
Audit fees	95,498
Printing and postage expenses	60,091
Pricing and valuation service fees	49,278
Trustees’ fees	43,472
Chief compliance officer fees	28,757
Chief financial officer fees	26,966
Registration fees	22,800
Miscellaneous expenses	15,502
Custodian fees	14,438
Insurance expense	12,079
Total expenses	2,520,375
Expenses waived by Adviser (see Note 4)	(173,831)
Net expenses	2,346,544
Net investment loss	(573,097)

Realized and Unrealized Gain (Loss) on Investments and foreign currency:
Net realized loss on:
Investments in unaffiliated issuers	(2,447,784)
Foreign currency transactions	(8,043)
Total net realized loss	(2,455,827)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(5,222,887)
Investments in affiliated issuers	2,871,958
Foreign currency translations	3,561
Total net change in unrealized depreciation	(2,347,368)
Net realized and unrealized loss on investments and foreign currency	(4,803,195)

Net Decrease in Net Assets Resulting from Operations	$(5,376,292)

See accompanying notes to financial statements.

Wildermuth Endowment Fund Statements of Changes in Net Assets

	For the six months ended June 30, 2020 (Unaudited)	For the year ended December 31, 2019
Increase/(Decrease) in Net Assets From:
Operations:
Net investment loss	$(573,097)	$(1,247,938)
Net realized loss on investments	(2,455,827)	(8,622,913)
Net change in unrealized appreciation (depreciation) on investments	(2,347,368)	24,547,091
Net increase (decrease) in net assets resulting from operations	(5,376,292)	14,676,240

Distributions to Shareholders:
From other sources (tax return of capital):
Class A	(543,211)	(2,301,159)
Class C	(366,907)	(1,288,847)
Class I	(258,281)	(822,680)
Total:	(1,168,399)	(4,412,686)
Total distributions to shareholders	$(1,168,399)	$(4,412,686)

See accompanying notes to financial statements.

Wildermuth Endowment Fund Statements of Changes in Net Assets - Continued

	For the six months ended June 30, 2020 (Unaudited)	For the year ended December 31, 2019
Capital Share Transactions:
Net proceeds from Class A shares sold	$7,747,878	$34,124,083
Net proceeds from Class C shares sold	2,455,420	17,098,216
Net proceeds from Class I shares sold	5,411,498	27,493,959
Reinvestment of distributions from Class A shares	—	1,090,416
Reinvestment of distributions from Class C shares	—	1,088,395
Reinvestment of distributions from Class I shares	—	661,696
Cost of Class A shares redeemed	(2,028,385)	(30,119,763)
Cost of Class C shares redeemed	(633,519)	(2,590,991)
Cost of Class I shares redeemed	(2,103,974)	(3,395,157)
Redemption fees	7,243	16,452
Capital contribution from affiliate (Note 4)	199,890	663,313
Net increase from capital share transactions	11,056,051	46,130,619

Net change in net assets	4,511,360	56,394,173

Net Assets:
Beginning of period	173,508,910	117,114,737
End of period	$178,020,270	$173,508,910

Share Activity:
Issuance of Class A shares	544,188	2,524,088
Issuance of Class C shares	177,626	1,302,018
Issuance of Class I shares	376,436	1,999,921
Class A shares reinvested	—	80,385
Class C shares reinvested	—	82,487
Class I shares reinvested	—	47,928
Class A shares redeemed	(141,254)	(2,197,236)
Class C shares redeemed	(46,014)	(194,887)
Class I shares redeemed	(145,202)	(245,199)
Net increase in shares of beneficial interest outstanding	765,780	3,399,505

See accompanying notes to financial statements.

Wildermuth Endowment Fund Statement of Cash Flows (Unaudited)

For the six months ended June 30, 2020
Cash flows from operating activities:
Net increase in net assets resulting from operations	$(5,376,292)
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Purchases of investments	(34,920,532)
Purchase of short term investments, net	(4,973,269)
Proceeds from sale of investments	32,406,625
Net realized loss from investments	2,447,784
Net realized loss from foreign currency transactions	8,043
Net unrealized depreciation on investments	2,350,929
Net unrealized appreciation on foreign currency translations	(3,561)
Return of capital and non-income distributions received	(1,716,186)

Changes in assets and liabilities
(Increase)/Decrease in assets:
Due from Investment Adviser	(403,336)
Dividend and interest receivable	(203,836)
Return of capital receivable	449,580
Receivable for investment securities sold	55,556
Other receivables	115,055
Prepaid expenses	(47,938)
Increase/(Decrease) in liabilities:
Payable for professional fees	(121,561)
Payable for shareholder servicing fees	(119)
Payable for fund accounting and administration fees	(7,221)
Payable for custody fees	(624)
Payables for transfer agent fees and expenses	(9,296)
Payable for distribution fees	(1,570)
Accrued other liabilities	(37,387)
Net cash used in operating activities	(9,989,156)

Cash flows from financing activities:
Proceeds from shares sold	15,720,870
Cost of shares redeemed, net of redemption fees	(4,758,635)
Cash distributions paid, net of reinvestment	(1,168,399)
Capital contributions from affiliates	199,890
Net cash provided by financing activities	9,993,726

Effects of foreign currency exchange rate changes in cash	(4,482)

Net change in cash	88
Cash at beginning of period	—
Cash at end of period	$88

Supplemental disclosure of non-cash activity:
Reinvestment of fund distributions	$—

See accompanying notes to financial statements.

Wildermuth Endowment Fund Financial Highlights – Class A

Per share income and capital changes for a share outstanding throughout each period.

	For the six months ended June 30, 2020 (Unaudited)(1)		For the year ended December 31, 2019(1)		For the year ended December 31, 2018(1)	For the year ended December 31, 2017(1)	For the year ended December 31, 2016(1)	For the year ended December 31, 2015(2)
Net asset value, beginning of period	$13.78		$12.69		$13.21	$11.81	$10.79	$10.00

Income from Investment Operations:
Net investment income (loss)(3)	(0.04)		(0.08)		0.06	(0.04)	0.01	0.05
Net realized and unrealized gain (loss) on investments	(0.31)		1.55		(0.23)	1.80	1.19	0.93	(4)
Total from investment operations	(0.35)		1.47		(0.17)	1.76	1.20	0.98
Less Distributions:
From net investment income	—		—		—	—	—	(0.03)
From return of capital	(0.09)		(0.38)		(0.32)	(0.18)	(0.18)	(0.16)
From net realized gains	—		—		(0.03)	(0.18)	—	—
Total distributions	(0.09)		(0.38)		(0.35)	(0.36)	(0.18)	(0.19)
Net asset value, end of period	$13.34		$13.78		$12.69	$13.21	$11.81	$10.79

Total return(5)	(2.57	)%(6)(8)	11.65	%(7)	(1.38)%	15.07%	11.27%	9.74	%(8)

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$83,477		$80,692		$69,143	$61,568	$31,686	$14,467
Ratio of gross expenses to average net assets(9)(10)	2.72	%(11)	2.97%		3.21%	3.32%	4.73%	16.65	%(11)
Ratio of net expenses to average net assets(9)(12)	2.50	%(11)	2.50%		2.50%	2.50%	2.50%	2.50	%(11)
Ratio of net investment income (loss) to average net assets(9)(13)	(0.50	)%(11)	(0.63)%		0.45%	(0.35)%	0.07%	0.49	%(11)
Portfolio turnover rate	19	%(8)	29%		31%	51%	55%	107	%(8)

(1)	Redemption fees consisted of per share amounts of less than $0.01.

(2)	The Fund commenced operations on January 2, 2015 (inception date 12/31/2014).

(3)	Per share amounts calculated using the average shares method.

(4)

Realized and unrealized gain per share does not correlate to the aggregate of the net realized and unrealized gains on the Statement of Operations for the period ended December 31, 2015, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values for the Fund’s portfolio.

(5)

Total returns would have been lower had certain expenses not been waived or absorbed by the Adviser. Returns shown do not include payment of a maximum sales load of offering price. If the sales charge was included total returns would be lower. The maximum sales load in 2016 and 2015 was 6.00% of offering price. Effective October 20, 2017 the maximum sales load was changed to 5.75% of offering price.

(6)	Total return would have been (2.72)% absent the Capital Contribution from the Adviser (see Note 4).

(7)	Total return would have been 11.24% absent the Capital Contribution from the Adviser (see Note 4 in the annual report to shareholders dated December 31, 2019).

(8)	Not annualized.

(9)

The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(10)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements.

(11)	Annualized.

(12)	Represents the ratio of expenses to average net assets inclusive of fee waivers and/or expense reimbursements by Adviser.

(13)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Wildermuth Endowment Fund Financial Highlights – Class C

Per share income and capital changes for a share outstanding throughout each period.

	For the six months ended June 30, 2020 (Unaudited)		For the year ended December 31, 2019(1)		For the year ended December 31, 2018(1)	For the year ended December 31, 2017	For the period ended December 31, 2016(2)
Net asset value, beginning of period	$13.37		$12.40		$13.02	$11.73	$10.68

Income from Investment Operations:
Net investment loss(3)	(0.07)		(0.18)		(0.02)	(0.13)	(0.07)
Net realized and unrealized gain (loss) on investments	(0.30)		1.50		(0.25)	1.78	1.25
Total from investment operations	(0.37)		1.32		(0.27)	1.65	1.18
Less Distributions:
From return of capital	(0.09)		(0.35)		(0.32)	(0.18)	(0.13)
From net realized gains	—		—		(0.03)	(0.18)	—
Total distributions	(0.09)		(0.35)		(0.35)	(0.36)	(0.13)
Net asset value, end of period	$12.91		$13.37		$12.40	$13.02	$11.73

Total return(4)	(2.80	)%(5)(7)	10.74	%(6)	(2.18)%	14.23%	11.10	%(7)

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$54,426		$54,614		$35,888	$18,435	$4,951
Ratio of gross expenses to average net assets(8)(9)	3.47	%(10)	3.72%		3.96%	4.07%	5.63	%(10)
Ratio of net expenses to average net assets(8)(11)	3.25	%(10)	3.25%		3.25%	3.25%	3.25	%(10)
Ratio of net investment loss to average net assets(8)(12)	(1.20	)%(10)	(1.40)%		(0.20)%	(1.08)%	(0.77	)%(10)
Portfolio turnover rate	19	%(7)	29%		31%	51%	55	%(7)

(1)	Redemption fees consisted of per share amounts of less than $0.01.

(2)	Reflects operations for the period from March 14, 2016 (inception date) to December 31, 2016.

(3)	Per share amounts calculated using the average shares method.

(4)

Total returns would have been lower had certain expenses not been waived or absorbed by the Adviser. Returns shown do not include payment of a Contingent Deferred Sales Charge (“CDSC”) of 1.00% on any shares sold within 365 days of purchase. If the sales charge was included total returns would be lower.

(5)	Total return would have been (2.88)% absent the Capital Contribution from the Adviser (see Note 4).

(6)	Total return would have been 10.33% absent the Capital Contribution from the Adviser (see Note 4 in the annual report to shareholders dated December 31, 2019).

(7)	Not annualized.

(8)

The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(9)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements.

(10)	Annualized.

(11)	Represents the ratio of expenses to average net assets inclusive of fee waivers and/or expense reimbursements by Adviser.

(12)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Wildermuth Endowment Fund Financial Highlights – Class I

Per share income and capital changes for a share outstanding throughout each period.

	For the six months ended June 30, 2020 (Unaudited)(1)		For the year ended December 31, 2019		For the year ended December 31, 2018	For the period ended December 31, 2017(2)
Net asset value, beginning of period	$13.91		$12.79		$13.27	$12.26

Income from Investment Operations:
Net investment income (loss)(3)	(0.01)		(0.06)		0.17	0.02
Net realized and unrealized gain (loss) on investments	(0.34)		1.58		(0.31)	1.30
Total from investment operations	(0.35)		1.52		(0.14)	1.32
Less Distributions:
From return of capital	(0.09)		(0.41)		(0.32)	(0.13)
From net realized gains	—		—		(0.03)	(0.18)
Total distributions	(0.09)		(0.41)		(0.35)	(0.31)
Redemption Fees:	—		0.01		0.01	—
Net asset value, end of period	$13.47		$13.91		$12.79	$13.27

Total return	(2.55	)%(4)(6)	12.06	%(5)	(1.07)%	10.87	%(6)

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$40,117		$38,203		$12,084	$283
Ratio of gross expenses to average net assets(7)(8)	2.47	%(9)	2.72%		2.96%	3.24	%(9)
Ratio of net expenses to average net assets(7)(10)	2.25	%(9)	2.25%		2.25%	2.25	%(9)
Ratio of net investment income (loss) to average net assets(7)(11)	(0.23	)%(9)	(0.42)%		1.27%	0.26	%(9)
Portfolio turnover rate	19	%(6)	29%		31%	51	%(6)

(1)	Redemption fees consisted of per share amounts of less than $0.01.

(2)	Reflects operations for the period from April 28, 2017 (inception date) to December 31, 2017.

(3)	Per share amounts calculated using the average shares method.

(4)	Total return would have been (2.69)% absent the Capital Contribution from the Adviser (see Note 4).

(5)	Total return would have been 11.58% absent the Capital Contribution from the Adviser (see Note 4 in the annual report to shareholders dated December 31, 2019).

(6)	Not annualized.

(7)

The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(8)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements.

(9)	Annualized.

(10)	Represents the ratio of expenses to average net assets inclusive of fee waivers and/or expense reimbursements by Adviser.

(11)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Wildermuth Endowment Fund Notes to Financial Statements June 30, 2020 (Unaudited)

1. ORGANIZATION

Wildermuth Endowment Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company that is operated as an interval fund. The Fund was organized as a Delaware statutory trust on August 28, 2013, and did not have any operations from that date until December 31, 2014, other than those relating to organizational matters and registration of its shares under applicable securities law. The Fund commenced operations on January 2, 2015. The Fund’s investment objective is to seek total return through a combination of long-term capital appreciation and income generation. The Fund will pursue its objective by investing in assets that Wildermuth Advisory, LLC (the “Adviser”) believes provide favorable long-term capital appreciation and risk-adjusted return potential, as well as in income-producing assets that the Adviser believes will provide consistent income generation and liquidity.

The Fund is engaged in a continuous offering, up to a maximum of 25 million shares of beneficial interest, and operates as an interval fund that offers to make quarterly repurchases of shares at the Fund’s net asset value (“NAV”). The Fund currently offers three different classes of shares: Class A, Class C, and Class I shares.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and follows the accounting and reporting requirements under Financial Accounting Standards Board (“FASB”) Accounting Standards (“ASC”) Topic 946, Financials Services – Investment Companies.

Investment Valuation – For purposes of determining the NAV of the Fund, and as applicable, readily marketable portfolio securities listed on the NYSE are valued, except as indicated below, at the last sale price reflected on the consolidated tape at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day or if market prices may be unreliable because of events occurring after the close of trading, then the security is valued by such method as the Fair Value Committee shall determine in good faith to reflect its fair market value. Readily marketable securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a like manner. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the consolidated tape at the close of the exchange representing the principal market for such securities. Securities trading on NASDAQ are valued at the closing price, or, in the case of securities not reported by NASDAQ, a comparable source, as the Fair Value Committee deems appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. However, certain debt securities may be valued on the basis of prices provided by a pricing service based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity.

The “last reported” trade price or sale price or “closing” bid price of a security on any trading day shall be deemed to be: (a) with respect to securities traded primarily on the NYSE, the American Stock Exchange or NASDAQ, the last reported trade price or sale price, as the case may be, as of 4:00 p.m., Eastern Time, on that day, and (b) for securities listed, traded or quoted on any other exchange, market, system or service, the market price as of the end of the “regular hours” trading period that is generally accepted as such by such exchange, market, system or service. If, in the future, the benchmark times generally accepted in the securities industry for determining the market price of a stock as of a given trading day shall change from those set forth above, the fair market value of a security shall be determined as of such other generally accepted benchmark times.

Non-U.S. dollar denominated securities, if any, are valued as of the close of the NYSE at the closing price of such securities in their principal trading market, but may be valued at fair value if subsequent events occurring before the computation of NAV have materially affected the value of the securities. Trading may take place in foreign issues held by the Fund, if any, at times when the Fund is not open for business. As a result, the Fund’s NAV may change at times when it is not possible to purchase or sell shares of the Fund.

Wildermuth Endowment Fund Notes to Financial Statements - Continued June 30, 2020 (Unaudited)

If market quotations are not readily available, securities are valued at fair values as determined in good faith by the Board of Trustees (the “Board”). The Board has delegated the day-to-day responsibility for determining these fair values, in accordance with the policies it has approved, to the Fair Value Committee, subject to Valuation Committee and ultimately Board oversight. The Fair Value Committee will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable to that period, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Valuation Committee and the Board will review any securities valued by the Fair Value Committee in accordance with the Fund’s valuation policies during these periodic reports.

Investments in private equity and private equity debt instruments initially will be valued at cost (purchase price plus all related acquisition costs and expenses, such as legal fees and closing costs) and thereafter will be revalued quarterly at fair value based on payment history, market conditions, collateral of underlying debt and credit quality of borrower.

As a general matter, the fair value of the Fund’s interest in Investment Funds that are Commodity and Natural Resource Investments, Direct Real Estate Funds, Hedge Funds, High Yield Loans, Private Equity Funds, Private Equity Debt, Private Real Estate Funds, Non-Traded REITs and Real Estate Loans (“Non-Traded Funds”), will represent the amount that the Fund could reasonably expect to receive from the Non-Traded Fund if the Fund’s interest was redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. Investments in Non-Traded Funds are recorded at fair value, using the Non-Traded Fund’s net asset value as a practical expedient. Based on guidance provided by FASB, investments for which fair value is measured using the net asset value practical expedient are not required to be categorized in the fair value hierarchy. In the event a Non-Traded Fund does not report a value to the Fund on a timely basis, the Fair Value Committee, acting under the Valuation Committee and ultimately the Board’s supervision and pursuant to policies implemented by the Board, will determine the fair value of the Fund’s investment based on the most recent value reported by the Non-Traded Fund, as well as any other relevant information available at the time the Fund values its investments. Following procedures adopted by the Board, in the absence of specific transaction activity in a particular investment fund, the Fair Value Committee will consider whether it is appropriate, in light of all relevant circumstances, to value the Fund’s investment at the NAV reported by the Non-Traded Fund at the time of valuation or to adjust the value to reflect a fair value.

Securities for which market quotations are not readily available (including restricted securities and private placements, if any) are valued at their fair value as determined in good faith under consistently applied procedures approved by the Board. Methodologies and factors used to fair value securities may include, but are not limited to, the analysis of current debt to cash flow, information of any recent sales, the analysis of the company’s financial statements, quotations or evaluated prices from broker-dealers, information obtained from the issuer or analysts and the nature of the existing market for securities with characteristics similar to such obligations. Valuations may be derived following a review of pertinent data (EBITDA, Revenue, etc.) from company financial statements, relevant market valuation multiples for comparable companies in comparable industries, recent transactions, and management assumptions. The Fund may use fair value pricing for foreign securities if a material event occurs that may affect the price of a security after the close of the foreign market or exchange (or on days the foreign market is closed) but before the Fund prices its portfolio, generally at 4:00 p.m. Eastern Time. Fair value pricing may also be used for securities acquired as a result of corporate restructurings or reorganizations, as reliable market quotations for such issues may not be readily available. For securities valued in good faith, the value of an investment used to determine the Fund’s net asset value may differ from published or quoted prices for the same investment. The valuations for these good faith securities are monitored and reviewed in accordance with the methodologies described above by the Fund’s Fair Value Committee on an ongoing basis as information becomes available but are evaluated at least quarterly. The good faith security valuations and fair value methodologies are reviewed and approved by the Fund’s Board on a quarterly basis. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time which the Fund determines its net asset value per share.

US GAAP defines fair value, establishes a three-tier framework for measuring fair value based on a hierarchy of inputs, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly and how that information must be incorporated into a fair value measurement. The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the fair value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●

Level 1 – quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Wildermuth Endowment Fund Notes to Financial Statements - Continued June 30, 2020 (Unaudited)

●

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc. and quoted prices for identical or similar assets in markets that are not active.) Inputs that are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

●	Level 3 – significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s assets and liabilities as of June 30, 2020:

			Fair Value Measurements at the End of the Reporting Period Using
Investment in Securities	Practical Expedient**		Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Security Type
Public Equities*	$—		$21,664,882	$—	$—	$21,664,882
Exchange Traded Funds*	—		12,418,209	—	—	12,418,209
Commodity & Natural Resource Investments	669,374	(1)(6)(7)	—	—	2,698,479	3,367,853
Direct Private Equity	—		—	—	66,403,109	66,403,109
Direct Real Estate	1,557,869	(2)(6)(7)	—	—	10,284,843	11,842,712
Hedge Funds	5,942,832	(3)(6)(7)	—	—	—	5,942,832
Private Equity Debt	—		—	—	9,010,072	9,010,072
Private Equity Funds	12,072,835	(4)(6)(8)	—	—	155,838	12,228,673
Private Real Estate Investments	17,746,530	(5)(6)(9)	—	—	—	17,746,530
Public Real Estate Investments	—		559,682	—	—	559,682
Real Estate Loans	—		—	—	4,176,758	4,176,758
Warrants	—		—	—	1,219,802	1,219,802
Short Term Investments	—		8,595,244	—	—	8,595,244
Total	$37,989,440		$43,238,017	$—	$93,948,901	$175,176,358

*	All sub-categories within the security type represent their respective evaluation status. For a detailed breakout by industry, please refer to the Schedule of Investments.

**

Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the schedule of investments.

Wildermuth Endowment Fund Notes to Financial Statements - Continued June 30, 2020 (Unaudited)

(1)	Security	Value	Unfunded Commitments	Withdrawals Permitted	Redemption Notice Period	Investment Objective	Investment Strategy	Lock Up Period	Remaining Life	Redemption Terms and Restrictions
	Kayne Anderson Energy Fund VII LP	669,374	517,590	Not Applicable	Not Applicable	Capital Gains	Purchase oil and gas companies; extraction and production companies.	N/A	Up to 8 years	Up to 8 years

(2)	Security	Value	Unfunded Commitments	Withdrawals Permitted	Redemption Notice Period	Investment Objective	Investment Strategy	Lock Up Period	Remaining Life	Redemption Terms and Restrictions
	Brookwood SFL Investor Co-Investment Vehicle, LLC	1,557,869	—	Not Applicable	Not Applicable	Capital Gains and Current Income	Real Estate	N/A	Unit Asset is Sold	No redemption rights

(3)	Security	Value	Unfunded Commitments	Withdrawals Permitted	Redemption Notice Period	Investment Objective	Investment Strategy	Lock Up Period	Remaining Life	Redemption Terms and Restrictions
	Altegris Millennium Fund LP	1,128,367	—	Quarterly	Not Applicable	Capital Gains and Income	Multistrategy hedge fund	N/A	Open Ended	5% quarterly tenders at the fund level with 90 days notice
	CRC Bond Opportunity Trading Fund LP	2,584,001	—	Monthly	90 days	Capital Gains and Income	Opportunistic, event-driven credit fund focused on subordinated debt, preferred equity, and additional Tier 1 capital of banks and financial firms.	12 months	Open Ended	Monthly redemption with 90 days notice
	EJF Trust Preferred Fund LP	713,571	—	Not Applicable	Not Applicable	Capital Gains and Income	Event driven with focus on financials	3 years	Up to 1 year	Up to 1 year
	Rosebrook Opportunities Fund LP	1,516,893	747,568	Quarterly	Not Applicable	Capital Appreciation	Buying distressed hedge fund assets	N/A	Up to 5 years	Up to 5 years

(4)	Security	Value	Unfunded Commitments	Withdrawals Permitted	Redemption Notice Period	Investment Objective	Investment Strategy	Lock Up Period	Remaining Life	Redemption Terms and Restrictions
	Abbot Secondary Opportunities LP	1,451,688	339,566	Not Applicable	Not Applicable	Capital Gains	Purchase private equity funds on secondary market	N/A	Up to 6 years	Up to 6 years
	Auda Capital SCS SICAV SIF - Auda Asia Secondary Fund	2,209,414	819,724	Not Applicable	Not Applicable	Capital Gains and Dividends	Purchase private equity funds on the secondary market with exposure to Asian small to mid-sized privately owned companies.	N/A	Up to 10 years	Up to 10 years
	Committed Advisors Secondary Fund III	1,552,531	709,369	Not Applicable	Not Applicable	Capital Gains	Private equity fund with a global focus	N/A	Up to 8 years	Up to 8 years

Wildermuth Endowment Fund Notes to Financial Statements - Continued June 30, 2020 (Unaudited)

Security	Value	Unfunded Commitments	Withdrawals Permitted	Redemption Notice Period	Investment Objective	Investment Strategy	Lock Up Period	Remaining Life	Redemption Terms and Restrictions
EJF Sidecar Fund, Series LLC - Small Financial Equities Series	710,779	—	Not Applicable	Not Applicable	Capital Gains and Dividends	Invests in equity of small depository institutions, including without limitation financial institutions that are impacted directly or indirectly by: (1) bank and thrift recapitalizations and/or restructurings; (2) merger and acquisition activity; and (3) government financial reform related policies.	N/A	Up to 5 years	Up to 5 years
Gravity Ranch Fund I LP	136,049	—	Not Applicable	Not Applicable	Capital Gains	Venture Capital investing	N/A	Up to 10 years	Up to 10 years
Greenspring Opportunities V LP	633,028	91,000	Not Applicable	Not Applicable	Capital Appreciation	Direct investments in growth stage companies	N/A	Up to 9 years	Up to 9 years
Madryn Health Partners LP	2,104,773	692,474	Not Applicable	Not Applicable	Capital Gains	Invests in commercial-stage healthcare companies	N/A	Up to 5 years	Up to 5 years
PineBridge Secondary Partners IV SLP	1,335,614	788,256	Not Applicable	Not Applicable	Capital Appreciation	Private equity fund of funds	N/A	Up to 9 years	Up to 9 years
Star Mountain Diversified Credit Income Fund III LP	921,033	4,000,000	Not Applicable	Not Applicable	Capital Appreciation	Structured Credit	N/A	Up to 12 years	Up to 12 years
Star Mountain Diversified Small Business Access Fund II LP	1,017,926	78,000	Not Applicable	Not Applicable	Capital Appreciation	Structured Credit	N/A	Up to 9 years	Up to 9 years

(5)	Security	Value	Unfunded Commitments	Withdrawals Permitted	Redemption Notice Period	Investment Objective	Investment Strategy	Lock Up Period	Remaining Life	Redemption Terms and Restrictions
	ARCTRUST, Inc.	1,224,541	—	Suspended	30 days	Capital Appreciation and Income	Development, acquisition and financing of commercial properties	3 years	Until Assets are Sold	No redemption rights
	Broadstone Net Lease, Inc.	1,929,412	—	Quarterly	10 days	Capital Appreciation and Income	Real estate	N/A	Open Ended	No redemption rights
	Carlyle Europe Realty Fund, S.C.Sp	2,342,446	2,905,664	Not Applicable	Not Applicable	Capital Appreciation and Income	Primary focus is on large, more liquid Western European markets. Seek to invest at the intersection of hard asset and private equity.	N/A	Up to 6 years	Up to 6 years

Wildermuth Endowment Fund Notes to Financial Statements - Continued June 30, 2020 (Unaudited)

Security	Value	Unfunded Commitments	Withdrawals Permitted	Redemption Notice Period	Investment Objective	Investment Strategy	Lock Up Period	Remaining Life	Redemption Terms and Restrictions
Cottonwood Residential II, Inc.	3,378,755	—	Quarterly	Not Applicable	Capital Appreciation and Income	Development, acquisition and financing of multi-family properties.	1 year	Up to 5 years	Beginning 18 months after the Offering Termination Date and continuing thereafter, the purchase price for the repurchased Shares will be equal to 95% of the net asset value of the Shares
Cygnus Property Fund V, LLC	1,751,721	—	Not Applicable	Not Applicable	Capital Appreciation and Income	Distressed debt/special situation and opportunistic real estate investments.	N/A	Up to 4 years	Up to 4 years
Harbert Seniors Housing Fund I LP	1,386,013	265,687	Not Applicable	Not Applicable	Capital Appreciation and Income	Real estate	N/A	Up to 8 years	Up to 8 years
Harbert Seniors Housing Fund II LP	776,645	4,114,542	Not Applicable	Not Applicable	Capital Appreciation and Income	Real estate	N/A	Up to 11 years	Up to 11 years
PCG Select Series I, LLC - Series A Preferred Stock	267,029	—	Not Applicable	Not Applicable	Income	Real estate loans	N/A	Up to 7 years	Up to 7 years
PRISA III Fund LP	1,538,401	684,046	Quarterly	90 days	Capital Appreciation and Income	Diversified value-add real estate portfolio that targets above average real estate returns.	N/A	Open Ended	Redemptions offered on a quarterly basis with 90 days notice
RRA Credit Opportunity Fund LP	1,476,619	679,802	Not Applicable	Not Applicable	Current Income	Real estate backed lending	N/A	Up to 3 years	Up to 3 years
Shopoff Land Fund III LP	33,053	—	Not Applicable	Not Applicable	Capital Gains	Value added Real Estate	N/A	Up to 2 years	Up to 2 years
Stonehill Strategic Hotel Credit Opportunity Fund II LP	1,010,349	—	Not Applicable	Not Applicable	Capital Appreciation and Income	Value added lending to hospitality assets	N/A	Up to 6 years	Up to 6 years
Walton Street Real Estate Fund VIII LP	631,546	466,089	Not Applicable	Not Applicable	Capital Gains	Value added Real Estate	N/A	Up to 9 years	Up to 9 years

(6)

Redemption frequency and redemption notice period reflect general redemption terms, and exclude liquidity restrictions. Different tranches may have different liquidity terms and may be subject to investor level gates.

(7)	These investments are domiciled in the United States.

(8)

These investments are domiciled in the United States with the exception of Auda Capital SCS SICAV SIF - Auda Asia Secondary Fund which is domiciled in Luxembourg and and Committed Advisors Secondary Fund III which is domiciled in France.

(9)	These investments are domiciled in the United States with the exception of Carlyle Europe Realty Fund S.C.Sp. which is domiciled in Luxembourg

Wildermuth Endowment Fund Notes to Financial Statements - Continued June 30, 2020 (Unaudited)

There were no transfers into or out of Level 3 during the reporting period. The following is a roll forward of the activity in investments in which significant unobservable inputs (Level 3) were used in determining fair value on a recurring basis:

	Beginning balance January 1, 2020	Transfers into Level 3 during the period	Transfers out of Level 3 during the period	Purchases or Conversions	Sales or Conversions	Net realized gain (loss)	Return of Capital	Change in net unrealized appreciation (depreciation)	Ending balance June 30, 2020
Commodity & Natural Resource Investments	$3,580,992	$—	$—	$—	$—	$—	$—	$(882,513)	$2,698,479
Direct Private Equity	55,326,942	—	—	8,952,175	—	—	—	2,123,992	66,403,109
Direct Real Estate	11,224,441	—	—	—	(1,067,990)	33,776	—	94,616	10,284,843
Private Equity Debt	10,542,418	—	—	2,041,699	(3,918,219)	19,556	—	324,618	9,010,072
Private Equity Funds	155,838	—	—	—	—	—	—	—	155,838
Real Estate Loans	4,474,533	—	—	—	(297,775)	19,323	(90,000)	70,677	4,176,758
Warrants	2,007,084	—	—	—	—	—	—	(787,282)	1,219,802
	$87,312,248	$—	$—	$10,993,874	$(5,283,984)	$72,655	$(90,000)	$944,108	$93,948,901

The change in net unrealized appreciation (depreciation) included in the Statement of Operations attributable to recurring Level 3 investments that were held as of June 30, 2020 is $639,506.

The following is a summary of quantative information about significant unobservable valuation inputs determined by management for Level 3 Fair Measurements for investments held as of June 30, 2020:

Type of Level 3 Investment	Fair Value as of June 30, 2020	Valuation Technique	Unobservable Inputs	Range	Weighted Average	Impact to Valuation from an Increase in Input
Commodity & Natural Resource Investments	$2,698,479	Income Approach	NYMEX future strip for WTI crude oil	$29.25/bbl - $55.01/bbl	$42.04	Increase
			NYMEX future strip for Henry Hub gas	$2.05/MCF-$3.10/MCF	$2.48	Increase
			Discount Rate	10%-25%	14.76%	Decrease
			Risk Factor	50%-100%	63.63%	Decrease

Direct Real Estate	6,743,241	Income Approach	Discount Rate	18%-20%	19.44%	Decrease
		Market Approach	Cap Rate	5.5-5.75	5.69	Decrease

Private Equity
Direct Private Equity	66,228,110	Income Approach	Discount Rate	30.00%	30.00%	Decrease

		Guideline company comparison	Projected revenue mulitple	.17x-4.5x	2.98	Increase
			LTM Revenue multiple	3.75x	3.75x	Increase

		Guideline company comparison	Book Multiple	1.5x	1.5x	Increase

Wildermuth Endowment Fund Notes to Financial Statements - Continued June 30, 2020 (Unaudited)

Type of Level 3 Investment	Fair Value as of June 30, 2020	Valuation Technique	Unobservable Inputs	Range	Weighted Average	Impact to Valuation from an Increase in Input
		Option pricing method	Time to Liquidity	2-3	2.3	Decrease
			Volatility	59%-75%	64.34%	Increase
			Risk Free Rate	.19%-.24%	0.21%	Decrease

		Market Yield	Time to Liquidity	2	2	Decrease
		Approach	LIBOR Swap Rate	0.34%	0.34%	Decrease
			Credit Spread	11.88%	11.88%	Decrease

Private Equity Debt	$4,771,294	Income Approach	Discount Rate	27.5%-28.0%	27.69%	Decrease

Private Equity Funds	155,838	Market Approach	Discount Rate	45.00%	45.00%	Decrease

Warrants	1,219,802	Guideline company comparison	Projected revenue mulitple	3.5x	3.5x	Increase

		Guideline company comparison	Book Multiple	1.5x	1.5x	Increase

		Option pricing method	Time to Liquidity	2.0	2.0	Decrease
			Volatility	60%-75%	68.70%	Increase
			Risk Free Rate	.19%-.20%	0.20%	Decrease

The following is a summary of quantative information about significant unobservable valuation inputs not determined by management for Level 3 Fair Measurements for investments held as of June 30, 2020:

Type of Level 3 Investment	Fair Value as of June 30, 2020	Valuation Technique
Direct Real Estate	$3,541,602	Face Value
Direct Private Equity	174,999	Recent Transaction Value
Private Equity Debt	4,238,778	Recent Transaction Value
Real Estate Loans	4,176,758	Face Value

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Distributions from underlying investment companies are classified as investment income or realized gains based on the U.S. income tax characteristics of the distribution. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from gross investment income are declared and distributed quarterly. Distributable net realized capital gains are declared and distributed annually. Dividends from gross investment income and distributions from net realized gains are recorded on ex- dividend date and determined in accordance with federal income tax regulations, which may

Wildermuth Endowment Fund Notes to Financial Statements - Continued June 30, 2020 (Unaudited)

differ from US GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of cost of investment or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Fund’s investments in real estate investment trusts (“REITs”) are reported to the Fund after the end of the calendar year; accordingly, the Fund estimates these amounts for accounting purposes until the characterization of REIT distributions is reported to the Fund after the end of the calendar year. Estimates are based on the most recent REIT distribution information available.

LIBOR Transition Risk – Certain instruments in which the Fund may invest rely in some fashion upon the London Interbank Offered Rate (“LIBOR”). The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has announced plans to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate, and any potential effects of the transition away from LIBOR on the Fund or on certain instruments in which the Fund invests are not known. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR. The transition, as well as other unforeseen effects, may also result in a reduction in the value of certain instruments held by the Fund.

Investment Companies – The Fund may obtain investment exposure to various asset classes by investing in other investment companies, including registered investment companies, such as exchange-traded funds, mutual funds and closed-end funds, as well as hedge funds, private equity funds or other privately offered pooled investment vehicles that are not registered under the 1940 Act (collectively “Investment Funds”). Each Investment Fund is subject to specific risks, depending on the nature of the fund. These risks could include liquidity risk, sector risk, and foreign currency risk, as well as risks associated with fixed income securities and commodities among others. Also, the Fund’s performance depends in part upon the performance of the Investment Fund managers and selected strategies, the adherence by such Investment Fund managers to such selected strategies, the instruments used by such Investment Fund managers and the Adviser’s ability to select Investment Funds and strategies and effectively allocate Fund assets among them. By investing in Investment Funds indirectly through the Fund, the investor bears asset-based fees at the Fund level, in addition to any asset-based fees and/or performance-based fees and allocations at the Investment Fund level. Moreover, an investor in the Fund bears a proportionate share of the fees and expenses of the Fund (including organizational and offering expenses, operating costs, sales charges, brokerage transaction expenses, and administrative fees) and, indirectly, similar expenses of the Investment Funds. Thus, an investor in the Fund may be subject to higher fees and operating expenses than if he or she invested in an Investment Fund directly.

Federal Income Taxes – It is the Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken or expected to be taken on returns filed for tax years open for the current and prior three years. The Fund identifies its major tax jurisdictions as U.S. federal, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Redemption Fee – For shares held for 90 days or less, the Fund will deduct a 2% redemption fee from the redemption amount if the shares are sold pursuant to the Fund’s quarterly repurchase program. Shares held longest will be treated as being repurchased first and shares held shortest as being repurchased last. The redemption fee does not apply to shares that were acquired through reinvestment of distributions. Shares held for more than 90 days are not subject to the 2% fee. Redemption fees are paid to the Fund directly and are designed to offset costs associated with fluctuations in Fund asset levels and cash flow caused by short-term shareholder trading. For the period ended June 30, 2020, the Fund had contributions to capital due to redemption fees in the amount of $7,243.

Wildermuth Endowment Fund Notes to Financial Statements - Continued June 30, 2020 (Unaudited)

Indemnification – The Fund indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on industry experience, the risk of loss due to these warranties and indemnities appears to be remote.

Foreign Currency Translations – The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income, and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at each reporting period, resulting from changes in the exchange rate.

3. INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term investments, for the period ended June 30, 2020, amounted to $34,920,532 and $32,406,625, respectively.

4. ADVISORY FEE AND FUND TRANSACTIONS

Subsequent to December 31, 2019, it was determined that the valuation of the Fund’s investments in several issuers was determined without appropriately observable inputs during the period March 2019 through December 31, 2019. The Fund has recognized a receivable due from the Investment Manager in the amount of approximately $200,000 for overpayments on share repurchase payments made to investors that redeemed shares during 2020 resulting from these valuations. This amount is included within Due from Investment Adviser on the Statement of Assets and Liabilities. The Investment Manager understands that there may be additional amounts owed to the Fund related to these same issuers. Additionally, advisory fees that were paid to the Investment Manager and attributable to overstated net assets are due to the Fund, along with amounts calculated under the Fund’s expense limitation.

Advisory Fees – The Adviser is entitled to receive a monthly fee equal to the annual rate of 1.50% of the Fund’s average daily net assets. For the period ended June 30, 2020, the Adviser earned $1,308,346 in advisory fees.

Expense limitation agreement – The Adviser and the Fund have entered into an expense limitation and reimbursement agreement (the “Expense Limitation Agreement”) under which the Adviser has agreed contractually to waive its fees and to pay or absorb the direct, ordinary operating expenses of the Fund (including offering and organizational expenses but excluding front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expenses on securities sold short), taxes and extraordinary expenses such as litigation), to the extent that they exceed 2.50%, 3.25%, and 2.25% per annum of the Fund’s average daily net assets attributable to Class A, Class C, and Class I shares (the “Expense Limitation”), respectively, through July 31, 2021. In consideration of the Adviser’s agreement to limit the Fund’s expenses, the Fund has agreed to repay the Adviser in the amount of any fees waived and Fund expenses paid or absorbed. Any waiver or reimbursement of fees by the Adviser is subject to repayment by the Fund within three years following such waiver or reimbursement; provided, however, that (i) the Fund is able to make such repayment without exceeding the expense limitation in place at the time the fees being repaid were waived or the Fund’s current expense limitation, whichever is lower, and (ii) such repayment is approved by the Fund’s Board of Trustees. The Expense Limitation Agreement will remain in effect for successive twelve-month periods provided that such continuance is specifically approved at least annually by the Board of Trustees. The Expense Limitation Agreement may be terminated only by the Fund’s Board on 60 days’ written

Wildermuth Endowment Fund Notes to Financial Statements - Continued June 30, 2020 (Unaudited)

notice to the Adviser. During the period ended June 30, 2020, the Adviser did not recoup any expenses. As of June 30, 2020, $458,874 is subject to recoupment through December 31, 2020, $695,394 through December 31, 2021, $670,176 through December 31, 2022, and $173,831 through December 31, 2023.

Distribution Agreement – The Fund has adopted a Distribution Agreement (the “Agreement”). The Agreement provides that a monthly distribution fee is calculated at an annual rate equal to 0.75% of the Fund’s average daily net assets attributable to Class C. Class A and Class I shares are not currently subject to a distribution fee. For the period ended June 30, 2020, $208,770 had been accrued for Class C distribution fees.

Shareholder Services Plan – The Fund has adopted a Shareholder Services Plan and Agreement (the “Plan). The Plan provides that a monthly service fee is calculated up to an annual rate equal to 0.25% of average daily net assets separately attributable to Class A and Class C shares. Class I shares are not included under the Plan and are not subject to a 0.25% average daily net asset fee. For the period ended June 30, 2020, Class A had accrued $105,665 in shareholder service fees and Class C had accrued $69,590.

Trustees – Each Independent Trustee receives a retainer of $5,000 per year, plus $2,500 for each board or board committee meeting the trustee attends in person ($3,000 for attendance by the chairperson of the audit committee at each meeting of the audit committee), or $500 for each meeting the trustee attends telephonically. If there is a meeting of the Board and one or more committees in a single day, the fees will be limited to $3,000 per day ($3,500 for the chairperson of the audit committee if there is a meeting of such committee) for an in person meeting and $750 ($1,000 for the chairperson of the audit committee if there is a meeting of such committee) for meetings attended telephonically. No “interested persons” who serve as Trustees of the Fund received any compensation for their services as Trustees. None of the executive officers received compensation from the Fund.

5. FEDERAL TAX INFORMATION

At December 31, 2019, gross unrealized appreciation and depreciation on investments based on cost for federal income tax purposes were as follows:

Cost of investments	$132,570,193
Gross unrealized appreciation	$46,703,092
Gross unrealized depreciation	(8,501,576)
Net unrealized appreciation on investments	$38,201,516

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions and investments in partnerships.

As of December 31, 2019, the components of accumulated earnings (deficit) on a tax basis were as follows:

Accumulated capital and other losses	$(9,499,596)
Net unrealized appreciation on investments	38,201,516
Net unrealized depreciation on foreign currency translations	(3,481)
Total accumulated earnings (deficit)	$28,698,439

The tax character of distributions paid during the fiscal years ended December 31, 2019 and December 31, 2018 were as follows:

	2019	2018
Distributions paid from:
Ordinary income	$—	$—
Long-term capital gains	—	264,796
Return of capital	4,412,686	2,517,920
Total distributions paid	$4,412,686	$2,782,716

Wildermuth Endowment Fund Notes to Financial Statements - Continued June 30, 2020 (Unaudited)

As of December 31, 2019, the Fund had net capital loss carryovers as follows:

Not subject to expiration:
Short Term	$9,499,596
Long Term	—
$9,499,596

Capital loss carryovers are available to offset future realized capital gains and thereby reduce further taxable gain distributions.

6. REPURCHASE OFFERS

Pursuant to Rule 23c-3 under the Investment Company Act of 1940, as amended, the Fund offers shareholders on a quarterly basis the option of redeeming shares, at net asset value, of no less than 5% of the shares outstanding. There is no guarantee that shareholders will be able to sell all of the shares they desire in a quarterly repurchase offer, although each shareholder will have the right to require the Fund to purchase up to and including 5% of such shareholder’s shares in each quarterly repurchase. Limited liquidity will be provided to shareholders only through the Fund’s quarterly repurchases.

During the period ended June 30, 2020, the Fund completed one repurchase offer. The results of that repurchase offer was as follows:

Repurchase Pricing Date	January 30, 2020
% of Shares Offered - Total Fund	5.00%
Number of Shares Offered - Total Fund	657,503
Pricing Date Net Asset Value - Class A	$14.36
Pricing Date Net Asset Value - Class C	$13.95
Pricing Date Net Asset Value - Class I	$14.49
Number of Shares Tendered - Class A	136,866
Number of Shares Tendered - Class C	33,815
Number of Shares Tendered - Class I	145,202
% of Shares Tendered - Total Fund	2.40%

The Fund opened a repurchase offer on June 29, 2020 with July 21, 2020 as the Repurchase Pricing Date. See Note 12. Subsequent Events, in these Notes to the Financial Statements for the results of that repurchase offer.

Wildermuth Endowment Fund Notes to Financial Statements - Continued June 30, 2020 (Unaudited)

7. INVESTMENTS IN RESTRICTED SECURITIES

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objectives and investment strategies. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

Additional information on each restricted security held by the Fund on June 30, 2020 is as follows:

Security	Initial Acquisition Date	Shares, Principal Amount or Unit	Cost	Fair Value	% of Net Assets
Abbott Secondary Opportunities LP	April 13, 2017	—	$1,073,183	$1,451,688	0.82%
Aetius Intermediate Company, LLC, LIBOR 1 Month + 9.50%, 12/20/2023	December 26, 2019	1,974,366	1,974,366	1,974,366	1.11%
Affinity Beverage, LLC	February 21, 2020	41,751	175,000	174,999	0.10%
Airport Center Development Partners, LLC, 10.50%, 4/10/2020	September 28, 2018	1,645,229	1,595,872	1,645,229	0.92%
Altegris Millennium Fund LP	December 20, 2018	—	1,000,000	1,128,367	0.63%
ARCTRUST, Inc.	June 30, 2016	95,075	933,455	1,224,541	0.69%
Atlas Fintech Holdings Corp. - Class A Share Interests	December 20, 2016	684	3,126,329	3,883,393	2.18%
Atlas Fintech Holdings Corp., Exercise Price $13,000, Expiration Date 12/30/2021	December 20, 2016	100	—	28,435	0.02%
Atlas Fintech Holdings Corp., Exercise Price $14,950, Expiration Date 12/30/2022	December 20, 2016	44	—	7,774	0.00%
Atlas Fintech Holdings Corp., Exercise Price $8,000, Expiration Date 12/30/2021	December 23, 2019	475	—	475,090	0.27%
Auda Capital SCS SICAV SIF- Auda Asia Secondary Fund	April 2, 2018	—	2,148,468	2,209,414	1.24%
Broadstone Net Lease, Inc.	September 12, 2019	23,529	2,000,000	1,929,412	1.08%
Brookwood SFL Investor Co-Investment Vehicle, LLC	November 3, 2017	—	978,730	1,557,869	0.88%
Carlyle Europe Realty Fund, S.C.Sp.	December 19, 2018	2,423,689	2,735,223	2,342,446	1.32%
Casillas Petroleum Resource Partners, LLC	October 11, 2016	953	952,711	523,991	0.29%
Clear Guide Medical, Inc. - Series A Preferred Stock	April 19, 2016	2,500	2,250,000	4,227,826	2.37%
Clear Guide Medical, Inc. - Series A-2 Preferred Stock	March 6, 2018	134,898	500,000	815,870	0.46%

Wildermuth Endowment Fund Notes to Financial Statements - Continued June 30, 2020 (Unaudited)

Security	Initial Acquisition Date	Shares, Principal Amount or Units	Cost	Fair Value	% of Net Assets
Clear Guide Medical, Inc. - Series A-3 Preferred Stock	July 16, 2018	770,489	$2,835,394	$4,316,417	2.42%
Clearsense, LLC - Class C Preferred Shares	February 20, 2019	1,543,074	6,799,865	12,888,820	7.24%
CM Funding, LLC	December 14, 2018	1,876,034	1,876,034	856,643	0.48%
Committed Advisors Secondary Fund III	March 30, 2017	—	1,217,261	1,552,531	0.87%
Content Management Live, LLC	December 17, 2019	280,200	280,200	250,000	0.14%
Cottonwood Residential II, Inc.	June 12, 2019	157,812	2,852,302	3,378,755	1.90%
CRC Bond Opportunity Trading Fund LP	June 7, 2019	—	2,500,000	2,584,001	1.45%
Cygnus Property Fund V, LLC	October 30, 2018	—	1,838,768	1,751,721	0.98%
Dog Wood Park of Northeast Florida, LLC	March 21, 2017	439,716	382,000	372,192	0.21%
DSI Digital, LLC - Series A Convertible Preferred Units	November 29, 2017	4,711,751	6,950,000	15,430,478	8.67%
EJF Sidecar Fund, Series LLC - Small Financial Equities Series	October 25, 2017	—	977,661	710,779	0.40%
EJF Trust Preferred Fund LP	August 23, 2017	—	579,861	713,571	0.40%
EJF Trust Preferred Master Fund LP, 16.00%, 4/16/2022	April 16, 2020	264,412	264,412	264,412	0.15%
GigaPro, Inc. - Common Units	August 8, 2019	6,785,282	2,758,800	10,048,084	5.64%
GigaPro, Inc. - Series Seed-2 Preferred Units	June 15, 2020	1,288,103	1,526,647	1,850,803	1.04%
GPB Automotive Portfolio LP	March 13, 2015	10	500,000	155,838	0.09%
Gravity Ranch Fund I LP	June 13, 2017	—	500,000	136,049	0.08%
Greenspring Opportunities V LP	January 18, 2018	—	559,000	633,028	0.36%
GT Operating Company, Inc.	July 3, 2018	1,741,602	1,663,230	1,741,602	0.98%
Harbert Seniors Housing Fund I LP	February 24, 2017	—	1,155,508	1,386,013	0.78%
Harbert Seniors Housing Fund II LP	September 10, 2019	—	881,949	776,645	0.44%
Hauiki Hui, LLC, 9.50%	January 4, 2017	400,000	382,000	230,672	0.13%
Highlands REIT, Inc.	April 28, 2016	136,771	34,827	49,238	0.03%
Inventrust Properties Corp.	March 2, 2015	153,283	335,705	481,308	0.27%
Kayne Anderson Energy Fund VII LP	September 12, 2016	—	1,873,600	669,374	0.38%
LaGrange Senior Living, LLC - Class A Interests	September 11, 2019	1,800,000	1,800,000	1,800,000	1.01%
Level ATI HoldCo, LLC - Class A	September 10, 2018	—	1,690,000	2,506,886	1.41%
Madryn Health Partners LP	September 28, 2018	—	2,020,291	2,104,773	1.18%
Metro Diner, LLC - Series B Units	November 16, 2017	3,500,000	2,276,543	2,730,000	1.53%

Wildermuth Endowment Fund Notes to Financial Statements - Continued June 30, 2020 (Unaudited)

Security	Initial Acquisition Date	Shares, Principal Amount or Units	Cost	Fair Value	% of Net Assets
Metro Diner, LLC - Series II Common Units	November 16, 2017	1,880,968	$1,223,458	$1,351,479	0.76%
Park City (PCG), 12.00%, 11/26/2020	March 16, 2018	679,962	625,565	679,962	0.38%
PCG Select Series I, LLC - Series A Preferred Stock	June 23, 2016	—	554,941	267,029	0.15%
Phillips Edison Grocery Center	February 3, 2016	3,330	20,046	29,136	0.02%
PineBridge Secondary Partners IV SLP	September 19, 2017	—	1,139,683	1,335,614	0.75%
Polara Builder II, LLC	June 15, 2018	—	4,050,389	4,592,873	2.58%
PRISA III Fund LP	September 26, 2017	789	1,315,954	1,538,401	0.86%
Rosebrook Opportunities Fund LP	February 2, 2017	—	1,506,486	1,516,893	0.85%
RRA Credit Opportunity Fund LP	December 12, 2017	—	1,217,692	1,476,619	0.83%
RS17 Rexburg Preferred, LLC - Series A Preferred Interests	September 21, 2017	—	970,000	1,547,504	0.87%
Schweizer RSG, LLC, Exercise Price $112.50, Expiration Date 1/21/2028	February 6, 2018	1,442	—	1,846	0.00%
Sequin, Inc. - Convertible Note, 8.00%, 6/28/2022	July 1, 2019	1,500,000	1,500,00	1,500,000	0.84%
Shopoff Land Fund III LP	April 28, 2015	56	40,203	33,053	0.02%
Star Mountain Diversified Credit Income Fund III LP	June 20, 2019	—	921,453	921,033	0.52%
Star Mountain Diversified Small Business Access Fund II LP	June 2, 2017	—	843,760	1,017,926	0.57%
Stonehill Strategic Hotel Credit Opportunity Fund II LP	July 18, 2016	702,851	702,850	1,010,349	0.57%
The Work Shop Limited T/A RIP Global - Convertible Note, 10.00%, 5/22/2022	November 22, 2019	500,00	500,000	500,000	0.28%
Thunder Investment Partners, LLC	November 2, 2018	2,080,000	2,080,000	1,317,845	0.74%
Walton Street Real Estate Fund VIII LP	May 24, 2017	—	548,751	631,546	0.35%
Waratek, Ltd. - Convertible Note, 12.00%, 3/25/2021	March 25, 2019	2,191,374	2,191,374	2,955,546	1.66%
Waratek, Ltd. - Series B-1	June 5, 2018	635,838	2,990,569	2,575,558	1.45%
Waratek, Ltd. - Series B-2	December 28, 2017	756,826	3,696,940	3,352,496	1.88%
Waratek, Ltd., Exercise Price 0.01 Euro, Expiration Date 1/22/2028	June 5, 2018	492,610	—	706,657	0.40%
Westgate at Powers, LLC, 12.00%, 6/21/2021	January 17, 2018	1,851,567	1,666,411	1,851,567	1.04%

Wildermuth Endowment Fund Notes to Financial Statements - Continued June 30, 2020 (Unaudited)

Security	Initial Acquisition Date	Shares, Principal Amount or Units	Cost	Fair Value	% of Net Assets
WG Pitts Caribbean, LLC - Common Units	October 12, 2018	—	$426,040	$—	0.00%
WG Pitts Caribbean, LLC - Promissory Note, 10.00%, 10/12/2020	October 12, 2018	2,000,000	1,573,960	1,815,748	1.02%
			$103,065,720	$132,498,023

8. INVESTMENTS IN AFFILIATED ISSUERS

Issuers that are considered affiliates, as defined in Section 2(a)(3) of the 1940 Act, of the Fund at period-end are noted in the Fund’s Schedule of Investments. The table below reflects transactions during the period with entities that are affiliates as of June 30, 2020 and may include acquisitions of new investments, prior year holdings that became affiliated during the period, and prior period affiliated holdings that are no longer affiliated as of period-end.

Security Description	Beginning balance January 1, 2020	Purchases or Conversions	Sales or Conversions	Change in securities meeting the definition of an affiliated investment	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Tax Basis or Return of Capital Adjustments	Ending Value June 30, 2020	Investment Income
Atlas Fintech Holdings Corp. - Class A Share Interests	$1,272,000	$1,620,329	$—	$—	$991,064	$—	$—	$3,883,393	$—
Atlas Fintech Holdings Corp - Convertible Note 8.00%, 6/20/2020	1,500,000	—	(1,500,000)	—	—	—	—	—	56,219
Atlas Fintech Holdings Corp. Exercise Price $13,000 Expiration Date 12/30/2021	87,955	—	—	—	(59,520)	—	—	28,435	—
Atlas Fintech Holdings Corp. Exercise Price $14,950 Expiration Date 12/30/2022	26,642	—	—	—	(18,868)	—	—	7,774	—
Atlas Fintech Holdings Corp. Exercise Price $8,000 Expiration Date 12/30/2021	1,091,788	—	—	—	(616,698)	—	—	475,090	—
Brookwood SFL Investor Co-Investment Vehicle, LLC(1)	—	—	—	1,017,978	579,140	—	(39,249)	1,557,869	—
Casillas Petroleum Resource Partners, LLC	1,286,160	—	—	—	(762,169)	—	—	523,991	—
Clear Guide Medical, Inc. - Series A Preferred Stock(2)	4,902,056	—	—	—	(674,230)	—	—	4,227,826	—
Clear Guide Medical, Inc. - Series A-2 Preferred Stock(2)	955,816	—	—	—	(139,946)	—	—	815,870	—
Clear Guide Medical, Inc. - Series A-3 Preferred Stock(2)	4,248,609	500,000	—	—	(432,192)	—	—	4,316,417	—
Clearsense, LLC- Class C Preferred Shares	8,148,270	3,150,000	—	—	1,590,550	—	—	12,888,820	—
CM Funding, LLC(2)	856,643	—	—	—	—	—	—	856,643	—
Content Management Live, LLC(2)	250,000	30,200	—	—	(30,200)	—	—	250,000	—
Cygnus Property Fund V, LLC	1,752,097	—	—	—	81,054	—	(81,430)	1,751,721	—
Dog Wood Park of Northeast Florida, LLC(1)	—	—	—	382,000	(9,808)	—	—	372,192	33,383

Wildermuth Endowment Fund Notes to Financial Statements - Continued June 30, 2020 (Unaudited)

Security Description	Beginning balance January 1, 2020	Purchases or Conversions	Sales or Conversions	Change in securities meeting the definition of an affiliated investment	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Tax Basis or Return of Capital Adjustments	Ending Value June 30, 2020	Investment Income
DSI Digital, LLC - Series A Convertible Preferred Units(2)	$13,191,310	$1,950,000	$—	$—	$289,168	$—	$—	$15,430,478	$—
GigaPro, Inc. - Common Units(2)	7,615,550	—	—	—	2,432,534	—	—	10,048,084	—
GigaPro, Inc. - Series Seed-2 Preferred Units (2)	—	1,526,647	—	—	324,156	—	—	1,850,803	—
GigaPro, Inc. - Secured Note - 8.00%, 8/7/2021(2)	884,450	556,000	(1,440,450)	—	—	—	—	—	53,723
GT Operating Company, Inc.(1)(2)	—	—	—	1,663,230	78,372	—	—	1,741,602	92,450
Gravity Ranch Fund I LP	23,043	—	—	—	113,006	—	—	136,049	—
Hauiki Hui, LLC	230,672	—	—	—	—	—	—	230,672	19,211
LaGrange Senior Living, LLC - Class A Interests(2)	1,800,000	—	—	—	—	—	—	1,800,000	173,983
Level ATI HoldCo, LLC - Class A(2)	3,040,100	—	—	—	(533,214)	—	—	2,506,886	—
Polara Builder II, LLC(2)	5,660,763	—	(1,067,990)	—	(33,676)	33,776	—	4,592,873	208,360
Rosebrook Opportunities Fund LP(1)(2)	—	—	—	1,506,486	10,407	—	—	1,516,893	—
RS17 Rexburg Preferred, LLC - Series A Preferred Interests(2)	1,434,299	—	—	—	113,205	—	—	1,547,504	—
RRA Credit Opportunity Fund LP	975,012	525,194	—	—	53,796	—	(77,383)	1,476,619	—
Sequin, Inc. - Convertible Note, 8.00%, 6/28/2022	1,000,000	500,000	—	—	—	—	—	1,500,000	59,888
The Work Shop Limited T/A RIP Global - Convertible Note, 10.00%, 5/22/2022	500,000	—	—	—	—	—	—	500,000	25,278
Tides Capital Gamma LP	566,324	—	(832,682)	—	433,676	(167,318)	—	—	—
Thunder Investment Partners, LLC(2)	1,438,189	—	—	—	(120,344)	—	—	1,317,845	—
Waratek, Ltd. - Series B-1	3,149,601	—	—	—	(574,043)	—	—	2,575,558	—
Waratek, Ltd. - Series B-2	3,817,736	—	—	—	(465,240)	—	—	3,352,496	—
Waratek, Ltd. - Convertible Note, 12.00%, 3/25/2021	1,920,001	691,374	—	—	344,174	—	—	2,955,549	—
Waratek, Ltd., Exercise Price 0.01 Euro, Expiration Date 01/22/2028	798,853	—	—	—	(92,196)	—	—	706,657	—
WG Pitts Caribbean, LLC - Common Units(2)	—	—	—	—	—	—	—	—	—
WG Pitts Caribbean, LLC - Promissory Note, 10.00%, 10/12/2020	1,815,745	—	—	—	—	—	—	1,815,745	116,308
	$76,239,684	$11,049,744	$(4,841,122)	$4,569,694	$2,871,958	$(133,542)	$(198,062)	$89,558,354	$838,803

(1)	Security was held in the portfolio as of December 31, 2019 but did not meet the definition of an affiliated investment.

(2)	Affliated investments for which ownership exceeds 25% of the Investment Fund’s Capital.

9. OFFERING PRICE PER SHARE

Class A shares are offered subject to a maximum sales charge of 5.75% of the offering price, while Class C shares and Class I shares are not subject to a sales charge. Class C shares are subject to a 1% contingent deferred sales charges on shares redeemed during the first 365 days after purchase, while Class A shares and Class I shares are not subject to a contingent deferred sales charge. For the period ended June 30, 2020, the various broker dealers received $220,874 in underwriting commissions for sales of shares. For the period ended June 30, 2020, contingent deferred sales charges in the amount of $1,480 were applied to Class C shareholders.

Wildermuth Endowment Fund Notes to Financial Statements - Continued June 30, 2020 (Unaudited)

10. COMMITMENTS

The Fund is required to provide financial support in the form of investment commitments to certain investees as part of the conditions for entering into such investments. As of June 30, 2020, the Fund had unfunded commitments in the amount of $19,399,377. The Adviser monitors capital call activity and regularly reviews the Fund’s cash position. In the event the Fund receives a capital call in excess of the Fund’s cash position and the Fund has not received enough incoming shareholder subscriptions to meet the capital call requirement, the Adviser would liquidate public security positions held in the Fund’s portfolio to satisfy the capital commitment.

11. RECENT MARKET AND ECONOMIC DEVELOPMENTS

Certain impacts to public health conditions particular to the coronavirus (COVID-19) may have a significant negative impact on the operations and profitability of the Fund’s investments. The extent of the impact to the financial performance of the Fund will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

12. SUBSEQUENT EVENTS

Subsequent events after the balance sheet date have been evaluated through the date the financial statements were issued.

The Fund completed a quarterly repurchase offer on July 21, 2020. 240,771 shares of Class A, 105,881 shares of Class C, and 326,003 shares of Class I were tendered. The shares tendered represented 5.00% of the Fund’s outstanding shares on the Repurchase Pricing Date.

The Fund completed a quarterly repurchase offer on August 21, 2020. 264,529 shares of Class A, 67,012 shares of Class C, and 346,059 shares of Class I were tendered. The shares tendered represented 5.25% of the Fund’s outstanding shares on the Repurchase Pricing Date.

After the close of the period covered by the report, the Fund agreed to the issuance of new shares to shareholders who acquired shares at a restated net asset value (NAV) per share, and booked receivables from the Investment Manager to account for the financial impact of incorrect valuations used in 2020. The effect of the share issuance and the receivables was to, in the aggregate, reduce the NAV per share calculated for periods after the close of the period covered by the Report.

Wildermuth Endowment Fund Additional Information June 30, 2020 (Unaudited)

Proxy Voting Policy — Information regarding how the Fund votes proxies relating to portfolio securities for the most recent period ended June 30, as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-888-445-6032 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov. A description of the policies and procedures is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

Portfolio Holdings — The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-888-445-6032.

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Investment Adviser

Wildermuth Advisory, LLC
818 A1A Hwy, Suite 301
Ponte Vedra Beach, Florida 32082

Co-Distributors

Wildermuth Securities, LLC
818 A1A Hwy, Suite 301
Ponte Vedra Beach, Florida 32082

UMB Distribution Services, LLC
235 West Galena Street
Milwaukee, Wisconsin 53212

This material must be preceded or accompanied by a prospectus. Investors should carefully consider the investment objectives, risks, charges and expenses of the Fund. This and other important information is contained within the Fund’s Prospectus, which can be obtained by calling (888) 445-6032, or by visiting our website www.wildermuthendowmentfund.com. The Fund’s Prospectus should be read carefully before investing.

Wildermuth Endowment Fund’s principal underwriters and co-distributors are: Wildermuth Securities, LLC 818 A1A, Suite 301, Ponte Vedra Beach, FL 32082 and UMB Distribution Services, LLC 235 W Galena St Milwaukee, WI 53212

Principal underwriters and co-distributors are
Wildermuth Securities, LLC and UMB Distribution Services, LLC
Members of FINRA

Item 2. Code of Ethics.

Not applicable to semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to semi-annual reports.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Class A:	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Period
Jan. 1-31, 2020 (1)	136,866	$14.36	0	0
Feb. 1-29, 2020	0	0	0	0
Mar. 1-31, 2020	0	0	0	0
Apr. 1-30, 2020	0	0	0	0
May. 1-31, 2020	0	0	0	0
Jun. 1-30, 2020	0	0	0	0
Jul. 1-31, 2020	0	0	0	0
Aug. 1-31, 2020	0	0	0	0
Sep. 1-30, 2020	0	0	0	0
Oct. 1-31, 2020	0	0	0	0
Nov. 1-30, 2020	0	0	0	0
Dec. 1-31, 2020	0	0	0	0
Total	136,866	$14.36	0	0

Class C:	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Period
Jan. 1-31, 2020 (1)	33,815	$13.95	0	0
Feb. 1-29, 2020	0	0	0	0
Mar. 1-31, 2020	0	0	0	0
Apr. 1-30, 2020	0	0	0	0
May. 1-31, 2020	0	0	0	0
Jun. 1-30, 2020	0	0	0	0
Jul. 1-31, 2020	0	0	0	0
Aug. 1-31, 2020	0	0	0	0
Sep. 1-30, 2020	0	0	0	0
Oct. 1-31, 2020	0	0	0	0
Nov. 1-30, 2020	0	0	0	0
Dec. 1-31, 2020	0	0	0	0
Total	33,815	$13.95	0	0

Class I:	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Period
Jan. 1-31, 2020 (1)	145,202	$14.49	0	0
Feb. 1-29, 2020	0	0	0	0
Mar. 1-31, 2020	0	0	0	0
Apr. 1-30, 2020	0	0	0	0
May. 1-31, 2020	0	0	0	0
Jun. 1-30, 2020	0	0	0	0
Jul. 1-31, 2020	0	0	0	0
Aug. 1-31, 2020	0	0	0	0
Sep. 1-30, 2020	0	0	0	0
Oct. 1-31, 2020	0	0	0	0
Nov. 1-30, 2020	0	0	0	0
Dec. 1-31, 2020	0	0	0	0
Total	145,202	$14.49	0	0

(1)	On December 27, 2019 the Registrant offered to repurchase up to 5% of the Registrant’s total outstanding shares as of January 30, 2020 ( the "Repurchase Request Deadline"). On the Repurchase Request Deadline, 657,503 shares represented 5% of the Registrant's total outstanding shares.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act. Based on their review, such officers have concluded that the disclosure controls and procedures were effective in ensuring that information required to be disclosed in this report was appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service providers.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

The Fund has not engaged in Security Lending Activities.

Item 13. Exhibits.

(a) (1)	Not applicable to semi-annual reports.

(a) (2)	Certifications required pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(a) (3)	Not applicable.
(a) (4)	Change in the registrant’s independent public accountant. Not applicable.
(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wildermuth Endowment Fund

/s/ Daniel Wildermuth
By: Daniel Wildermuth
Trustee, Chairman of the Board, President and Chief Executive Officer
September 2, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Daniel Wildermuth
By: Daniel Wildermuth
Trustee, Chairman of the Board, President and Chief Executive Officer
(Principal Executive Officer)
September 2, 2020

/s/ Gerard Scarpati
By: Gerard Scarpati
Treasurer and Chief Financial Officer
(Principal Financial Officer)
September 2, 2020